Accumulated other comprehensive income (loss) (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Disclosure of reserves within equity [line items]
Balance - Beginning of fiscal year	$ 2,677	$ 9,715
Other comprehensive income (loss)	(5,734)	(7,038)
Balance - End of fiscal year	(3,057)	2,677
Foreign currency differences on translation of foreign operations
Disclosure of reserves within equity [line items]
Balance - Beginning of fiscal year	2,654	9,715
Other comprehensive income (loss)	(5,586)	(7,061)
Balance - End of fiscal year	(2,932)	2,654
Hedging reserve
Disclosure of reserves within equity [line items]
Balance - Beginning of fiscal year	23	0
Other comprehensive income (loss)	(148)	23
Balance - End of fiscal year	$ (125)	$ 23